CONCENTRATIONS AND RISKS (Details - Concentration by accounts payable) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total accounts payable	$ 14,323	$ 5,096
Supplier F [Member]
Total accounts payable		575
Supplier H [Member]
Total accounts payable		683
Supplier A [Member]
Total accounts payable		$ 1,781
Supplier I [Member]
Total accounts payable	1,482
Supplier J [Member]
Total accounts payable	1,470
Supplier D [Member]
Total accounts payable	$ 1,696